Schedule of Investments (unaudited)	iShares® U.S. Oil Equipment & Services ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 16.5%
Helmerich & Payne Inc.	191,838	$4,546,561
Nabors Industries Ltd.(a)(b)	14,484	1,174,507
Patterson-UTI Energy Inc.	403,101	3,406,203
Transocean Ltd.(a)(b)	1,128,993	3,116,021
Valaris Ltd.(a)	122,139	4,397,004
		16,640,296
Oil & Gas Equipment & Services — 83.3%
Archrock Inc.	250,734	1,875,490
Baker Hughes Co.	920,148	22,138,761
Bristow Group Inc.(a)	43,340	1,372,578
Cactus Inc., Class A.	110,353	4,207,760
ChampionX Corp.(a)(b)	203,445	4,111,623
Core Laboratories NV	86,605	1,932,158
DMC Global Inc.(a)	34,999	1,386,310
Dril-Quip Inc.(a)	66,154	1,301,911
Expro Group Holdings NV(a)	55,005	789,322
Halliburton Co.	197,520	4,517,282
Helix Energy Solutions Group Inc.(a)	264,875	826,410
Liberty Oilfield Services Inc., Class A(a)	196,837	1,909,319
NexTier Oilfield Solutions Inc.(a)(b)	298,434	1,059,441
NOV Inc.	351,629	4,764,573
Oceaneering International Inc.(a)	186,744	2,112,075
ProPetro Holding Corp.(a)	158,471	1,283,615
Schlumberger NV	756,119	22,645,764
TechnipFMC PLC(a)(b)	710,738	4,207,569
U.S. Silica Holdings Inc.(a)	139,425	1,310,595
		83,752,556
Total Common Stocks — 99.8%
(Cost: $116,149,301)		100,392,852
Security	Shares	Value

Short-Term Investments

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	7,674,879	$7,677,182
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	70,000	70,000
		7,747,182
Total Short -Term Investments — 7.7%
(Cost: $7,745,750)		7,747,182

Total Investments in Securities — 107.5%
(Cost: $123,895,051)		108,140,034

Other Assets, Less Liabilities — (7.5)%		(7,590,933)

Net Assets — 100.0%		$100,549,101

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,721,767	$—	$(1,042,330	)(a)	$(1,299)	$(956)	$7,677,182	7,674,879	$11,277	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	630,000	—	(560,000	)(a)	—	—	70,000	70,000	9		—
					$(1,299)	$(956)	$7,747,182		$11,286		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Oil Equipment & Services ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	2	03/18/22	$115	$(185)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$100,392,852	$—	$—	$100,392,852
Money Market Funds	7,747,182	—	—	7,747,182
	$108,140,034	$—	$—	$108,140,034
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(185)	$—	$—	$(185)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2